Details of Certain Consolidated Statements of Income Lines (Tables)	12 Months Ended
Dec. 31, 2013
Other Cost And Expense Dsclosure Operating [Abstract]
Details of other commissions and fees

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2013	2012	2011
Foreign currency conversion revenue	$877	$855	$861
Delinquency fees	667	604	567
Service fees	375	362	355
Other(a)	495	496	486
Total other commissions and fees	$2,414	$2,317	$2,269

  Other primarily includes fee revenue from the Loyalty Partner business and fees related to Membership Rewards programs.

Details of other revenues

The following is a detail of other revenues for the years ended December 31:

(Millions)	2013	2012	2011
Global Network Services partner revenues	$650	$664	$655
Net gain on investment securities	136	126	16
Other(a)	1,488	1,635	1,493
Total other revenues	$2,274	$2,425	$2,164

  Other includes revenues arising from insurance premiums earned from Card Member travel and other insurance programs, Travelers Cheques-related revenues, publishing revenues and other miscellaneous revenue and fees.

Detail of marketing, promotion, rewards and Card Member services

The following is a detail of marketing, promotion, rewards and Card Member services for the years ended December 31:

(Millions)	2013	2012	2011
Marketing and promotion	$3,043	$2,890	$2,996
Card Member rewards	6,457	6,282	6,218
Card Member services	767	772	716
Total marketing, promotion, rewards and
Card Member services	$10,267	$9,944	$9,930

Detail of other, net expense

The following is a detail of other, net for the years ended December 31:

(Millions)	2013	2012	2011
Professional services	$3,102	$2,963	$2,951
Occupancy and equipment	1,904	1,823	1,685
Communications	379	383	378
MasterCard and Visa settlements,
net of legal fees	―	―	(562)
Other(a)	1,133	1,404	1,260
Total other, net	$6,518	$6,573	$5,712

  Other expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations, litigation, certain internal and regulatory review-related reimbursements and insurance costs or settlements, investment impairments and certain Loyalty Partner expenses.